Nuveen Short Term Municipal Bond Fund
Portfolio of Investments December 31, 2023
(Unaudited)
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
LONG-TERM INVESTMENTS - 99.2%
X –
MUNICIPAL BONDS - 98 .9 % X 524,543,151
Alabama - 2.9%
$ 4,170 Black Belt Energy Gas District, Alabama, Gas PrePay Revenue Bonds,
Project 4 Series 2019A-1, 4.000%, 12/01/49, (Mandatory Put 12/01/25)
9/25 at 100.38 $ 4,180,780
1,000 Black Belt Energy Gas District, Alabama, Gas Project Revenue Bonds,
Prepay Morgan Stanley Series 2022C-1, 5.250%, 6/01/24
No Opt. Call 1,006,135
1,000 Black Belt Energy Gas District, Alabama, Gas Supply Revenue Bonds,
Series 2023 Sub B-1, 5.000%, 6/01/27
No Opt. Call 1,051,247
1,600 Energy Southeast Cooperative District, Alabama, Energy Supply Revenue
Bonds, Fixed Rate Series 2023B-1, 5.500%, 11/01/27
No Opt. Call 1,687,073
2,850 Lower Alabama Gas District, Alabama, Goldman Sachs Gas Project
2 Revenue Bonds, Series 2020A, 4.000%, 12/01/50, (Mandatory Put
12/01/25)
9/25 at 100.58 2,861,048
1,795 Mobile Industrial Development Board, Alabama, Pollution Control
Revenue Refunding Bonds, Alabama Power Company Barry Plan, Series
2007A, 1.000%, 6/01/34, (Mandatory Put 6/26/25)
No Opt. Call 1,732,751
1,270 Southeast Energy Authority, Alabama, Commodity Supply Revenue
Bonds, Project 3, Fixed Rate Series 2022A-1, 5.000%, 12/01/26
No Opt. Call 1,323,597
1,000 Southeast Energy Authority, Alabama, Commodity Supply Revenue
Bonds, Project 4, Series 2022B-1, 5.000%, 8/01/25
No Opt. Call 1,018,276
544 Tuscaloosa County Industrial Development Authority, Alabama, Gulf
Opportunity Zone Bonds, Hunt Refining Project, Refunding Series 2019A,
4.500%, 5/01/32, 144A
5/29 at 100.00 519,103
Total Alabama 15,380,010
Arizona - 4.3%
650 Chandler Industrial Development Authority, Arizona, Industrial
Development Revenue Bonds, Intel Corporation Project, Series 2007,
4.100%, 12/01/37, (AMT), (Mandatory Put 6/15/28)
2/28 at 100.00 661,590
5,500 Chandler Industrial Development Authority, Arizona, Industrial
Development Revenue Bonds, Intel Corporation Project, Series 2019,
5.000%, 6/01/49, (AMT), (Mandatory Put 6/03/24)
6/24 at 100.00 5,510,912
2,385 Chandler Industrial Development Authority, Arizona, Industrial
Development Revenue Bonds, Intel Corporation Project, Series 2022-2,
5.000%, 9/01/52, (AMT), (Mandatory Put 9/01/27)
3/27 at 100.00 2,481,258
1,000 Coconino County, Arizona, Pollution Control Revenue Bonds, Nevada
Power Company Project, Refunding Series 2017B, 3.750%, 3/01/39,
(Mandatory Put 3/31/26)
No Opt. Call 1,008,807
Kyrene Elementary School District 28, Maricopa County, Arizona, School
Improvement Bonds, Project 2017, Series 2023D
:
625 5.000%, 7/01/26 No Opt. Call 661,075
500 5.000%, 7/01/27 No Opt. Call 541,601
300 5.000%, 7/01/28 No Opt. Call 331,913
7,550 Maricopa County Industrial Development Authority, Arizona, Revenue
Bonds, Banner Health, Series 2019D, 5.000%, 1/01/46, (Mandatory Put
5/15/26)
No Opt. Call 7,894,445
1,500 Phoenix Civic Improvement Corporation, Arizona, Airport Revenue Bonds,
Junior Lien Series 2019B, 5.000%, 7/01/24, (AMT)
No Opt. Call 1,511,494

Nuveen Short Term Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Arizona (continued)
$ 2,000 Yavapai County Industrial Development Authority, Arizona, Solid Waste
Disposal Revenue Bonds, Waste Management Inc., Series 2003A-2,
2.200%, 3/01/28, (AMT), (Mandatory Put 6/03/24)
No Opt. Call $ 1,984,615
Total Arizona 22,587,710
California - 2.7%
1,000 California Community Choice Financing Authority, Clean Energy Project
Revenue Bonds, Green Series 2023E-1, 5.000%, 9/01/27
No Opt. Call 1,054,756
3,460 California Infrastructure and Economic Development Bank, Revenue
Bonds, Brightline West Passenger Rail Project, Series 2020A, 3.650%,
1/01/50, (AMT), (Mandatory Put 1/31/24)
1/24 at 100.00 3,456,235
1,550 California Municipal Finance Authority, Solid Waste Disposal Revenue
Bonds, Waste Management Inc. Project, Series 2022A, 4.125%, 10/01/41,
(AMT), (Mandatory Put 10/01/25)
7/25 at 100.00 1,553,449
2,000 City of Los Angeles, California, Department of Airports Revenue Bonds,
Series 2017, 5.000%, 5/15/27, (AMT)
5/26 at 100.00 2,081,874
1,160 San Diego County Regional Airport Authority, California, Airport Revenue
Bonds, Refunding Subordinate Series 2020C, 5.000%, 7/01/25, (AMT)
No Opt. Call 1,187,845
2,000 San Diego County Regional Airport Authority, California, Airport Revenue
Bonds, Subordinate Series 2021B, 5.000%, 7/01/26, (AMT)
No Opt. Call 2,083,438
2,730 San Francisco Airports Commission, California, Revenue Bonds, San
Francisco International Airport, Refunding Second Series 2019H, 5.000%,
5/01/25, (AMT)
No Opt. Call 2,799,282
Total California 14,216,879
Colorado - 5.9%
660 Broadway Park North Metropolitan District 2, Denver, Colorado, Limited
Tax General Obligation Bonds, Refunding & Improvement Series 2020,
3.375%, 12/01/26, 144A
12/25 at 103.00 629,062
Colorado Educational and Cultural Facilities Authority, Revenue Bonds,
Aspen View Academy Project, Series 2021
:
50 4.000%, 5/01/24 No Opt. Call 49,898
100 4.000%, 5/01/26 No Opt. Call 99,942
620 (c) Colorado Health Facilities Authority, Colorado, Revenue Bonds,
AdventHealth Obligated Group, Series 2019B, 5.000%, 11/15/49, (Pre-
refunded 11/19/26)
No Opt. Call 661,038
1,750 Colorado Health Facilities Authority, Colorado, Revenue Bonds, Adventist
Health, Sunbelt Obligated Group, Series 2016C, 5.000%, 11/15/36,
(Mandatory Put 11/15/26)
No Opt. Call 1,849,854
500 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019A-2, 5.000%, 8/01/26
No Opt. Call 521,574
2,255 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019B-2, 5.000%, 8/01/49, (Mandatory Put
8/01/26)
2/26 at 100.00 2,332,314
1,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2022A, 5.000%, 11/01/24
No Opt. Call 1,011,538
13,810 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Intermountain Healthcare, Series 2022A, 5.000%, 5/15/62, (Mandatory Put
8/17/26)
2/26 at 101.30 14,542,935
750 Colorado Health Facilities Authority, Colorado, Revenue Bonds, Sanford
Health, Series 2019A, 5.000%, 11/01/24
No Opt. Call 760,866

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Colorado (continued)
Denver City and County, Colorado, Airport System Revenue Bonds, Series
2022D
:
$ 2,000 5.000%, 11/15/25, (AMT) No Opt. Call $ 2,064,029
3,500 5.250%, 11/15/26, (AMT) No Opt. Call 3,703,804
2,055 Denver City and County, Colorado, Airport System Revenue Bonds,
Subordinate Lien Series 2018A, 5.000%, 12/01/27, (AMT)
No Opt. Call 2,196,491
290 Gold Hill Mesa Metropolitan District 2, Colorado Springs, El Paso County,
Colorado, Limited Tax General Obligation and Special Revenue Bonds,
Refunding & Improvement Series 2022A, 5.000%, 12/01/26 - BAM Insured
No Opt. Call 304,950
100 Prairiestar Metropolitan District 2, Larimer County, Colorado, Limited
Tax General Obligation Bonds, Refunding & Improvement Series 2021A,
5.000%, 12/01/25 - BAM Insured
No Opt. Call 103,857
510 Ravenna Metropolitan District, Douglas County, Colorado, General
Obligation Bonds, Refunding Limited Tax Series 2023, 5.000%, 12/01/27
- AGM Insured
No Opt. Call 542,600
Total Colorado 31,374,752
Connecticut - 1.1%
1,000 Connecticut State, General Obligation Bonds, Series 2022C, 4.000%,
6/15/25
No Opt. Call 1,017,667
1,150 Connecticut State, Special Tax Obligation Bonds, Transportation
Infrastructure Purposes, Refunding Forward Delivery Series 2021C,
5.000%, 1/01/27
No Opt. Call 1,234,229
3,340 University of Connecticut, General Obligation Bonds, Refunding Series
2023A, 5.000%, 8/15/27
No Opt. Call 3,633,105
Total Connecticut 5,885,001
District of Columbia - 2.6%
6,005 Metropolitan Washington D.C. Airports Authority, Airport System Revenue
Bonds, Refunding Series 2017, 5.000%, 10/01/26, (AMT)
No Opt. Call 6,297,587
Metropolitan Washington D.C. Airports Authority, Airport System Revenue
Bonds, Refunding Series 2022A
:
4,480 5.000%, 10/01/24, (AMT) No Opt. Call 4,527,655
1,700 5.000%, 10/01/25, (AMT) No Opt. Call 1,747,313
1,000 Metropolitan Washington D.C. Airports Authority, Airport System Revenue
Bonds, Refunding Series 2023A, 5.000%, 10/01/25, (AMT)
No Opt. Call 1,027,831
Total District of Columbia 13,600,386
Florida - 4.3%
3,000 Broward County School Board, Florida, Certificates of Participation, Series
2015A, 5.000%, 7/01/25
No Opt. Call 3,096,390
4,000 Florida Development Finance Corporation, Florida, Surface Transportation
Facility Revenue Bonds, Brightline Passenger Rail Project, Series 2019A-2,
6.250%, 1/01/49, (AMT), (Mandatory Put 12/18/24), 144A
2/24 at 100.00 3,999,648
4,000 Florida Development Finance Corporation, Revenue Bonds, Brightline
Florida Passenger Rail Expansion Project, Series 2023A, 7.500%, 7/01/57,
(AMT), (Mandatory Put 8/15/24)
1/24 at 103.50 3,982,899
2,500 Florida Development Finance Corporation, Revenue Bonds, Brightline
Passenger Rail Expansion Project, Series 2023C, 8.000%, 7/01/57, (AMT),
(Mandatory Put 4/01/24), 144A
1/24 at 103.00 2,551,970
1,035 Greater Orlando Aviation Authority, Florida, Airport Facilities Revenue
Bonds, Series 2019A, 5.000%, 10/01/25, (AMT)
No Opt. Call 1,062,919
500 Miami, Florida, Special Obligation Non-Ad Valorem Revenue Bonds, New
Administrative Building Series 2023A, 5.000%, 3/01/27
No Opt. Call 537,196

Nuveen Short Term Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Florida (continued)
$ 2,600 Miami-Dade County, Florida, Seaport Revenue Bonds, Refunding Series
2022A, 5.000%, 10/01/26, (AMT)
No Opt. Call $ 2,727,381
2,465 Orange County Health Facilities Authority, Florida, Hospital Revenue
Bonds, Advent Health Obligated Group, Series 2021C, 5.000%, 11/15/52,
(Mandatory Put 11/15/26)
No Opt. Call 2,605,652
2,500 School Board of Duval County, Florida, Certificates of Participation, Series
2022A, 5.000%, 7/01/24
No Opt. Call 2,521,610
Total Florida 23,085,665
Georgia - 1.6%
1,345 Atlanta, Georgia, Airport General Revenue Bonds, Refunding Series
2023G, 5.000%, 7/01/25, (AMT)
No Opt. Call 1,377,285
2,000 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds, Series
2021A, 4.000%, 7/01/52, (Mandatory Put 9/01/27)
6/27 at 100.65 2,012,416
1,295 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds, Series
2022C, 4.000%, 11/01/24, 144A
No Opt. Call 1,286,963
Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds, Series
2023A
:
1,000 5.000%, 6/01/26 No Opt. Call 1,025,280
1,000 5.000%, 6/01/27 No Opt. Call 1,037,199
1,000 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds, Series
2023D, 5.000%, 12/01/26
No Opt. Call 1,032,677
725 Wayne County School District, Georgia, General Obligation Sales Tax
Bonds, Series 2023, 5.250%, 9/01/27
No Opt. Call 796,568
Total Georgia 8,568,388
Illinois - 7.2%
425 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Refunding Series 2019A, 0.000%, 12/01/25
No Opt. Call 394,101
1,000 Chicago, Illinois, General Airport Revenue Bonds, O'Hare International
Airport, Refunding Senior Lien Series 2022C, 5.000%, 1/01/25
No Opt. Call 1,014,367
Chicago, Illinois, Midway Airport Revenue Bonds, Refunding Second Lien
Series 2014A
:
2,000 5.000%, 1/01/26 4/24 at 100.00 2,009,194
1,040 5.000%, 1/01/27 4/24 at 100.00 1,044,781
1,000 Chicago, Illinois, Midway Airport Revenue Bonds, Refunding Second Lien
Series 2016A, 5.000%, 1/01/26
No Opt. Call 1,028,598
3,000 Chicago, Illinois, Midway Airport Revenue Bonds, Refunding Senior Lien
Series 2023C, 5.000%, 1/01/27
No Opt. Call 3,137,324
1,165 Cook County School District 78 Rosemont, Illinois, General Obligation
Bonds, Series 2020, 5.000%, 12/01/26 - AGM Insured
No Opt. Call 1,231,381
800 Cook County, Illinois, General Obligation Bonds, Refunding Series 2021A,
5.000%, 11/15/25
No Opt. Call 831,514
Illinois Finance Authority, Health Services Facility Lease Revenue Bonds,
Provident Group - UIC Surgery Center, LLC - University of Illinois Health
Services Facility Project, Series 2020
:
400 5.000%, 10/01/24 No Opt. Call 404,108
400 5.000%, 10/01/25 No Opt. Call 409,833
3,625 Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Series
2020B-1, 5.000%, 5/15/50, (Mandatory Put 11/15/24)
5/24 at 100.00 3,637,838
3,000 Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Series
2020B-2, 5.000%, 5/15/50, (Mandatory Put 11/15/26)
5/26 at 100.00 3,122,902

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Illinois (continued)
$ 1,145 Illinois Finance Authority, Revenue Bonds, University of Chicago Medicine,
Series 2022B-1, 5.000%, 8/15/52, (Mandatory Put 8/15/25)
5/25 at 100.00 $ 1,172,080
4,365 Illinois State, General Obligation Bonds, May Refunding Series 2023D,
5.000%, 7/01/25
No Opt. Call 4,484,732
2,000 Illinois State, General Obligation Bonds, May Series 2020, 5.500%,
5/01/24
No Opt. Call 2,013,933
2,500 Illinois State, General Obligation Bonds, November Series 2017D, 5.000%,
11/01/26
No Opt. Call 2,636,899
3,250 Illinois State, General Obligation Bonds, Refunding June Series 2022B,
5.000%, 3/01/25
No Opt. Call 3,317,635
2,200 Illinois State, Sales Tax Revenue Bonds, Build Illinois, Refunding Junior
Obligation September Series 2021C, 5.000%, 6/15/27
No Opt. Call 2,320,707
University of Illinois, Health Services Facilities System Revenue Bonds,
Refunding Series 2023
:
400 5.000%, 10/01/27 No Opt. Call 429,748
485 5.000%, 10/01/28 No Opt. Call 529,345
1,010 (c) Will County Community Unit School District 201-U Crete-Monee, Illinois,
General Obligation Bonds, Capital Appreciation Series 2005, 0.000%,
11/01/25 - NPFG Insured, (ETM)
No Opt. Call 955,207
Will County School District 86, Joliet, Illinois, General Obligation Bonds,
School Series 2023
:
1,085 5.000%, 3/01/26 - BAM Insured No Opt. Call 1,129,491
700 5.000%, 3/01/28 - BAM Insured No Opt. Call 758,897
Total Illinois 38,014,615
Indiana - 1.3%
Avon Community School Building Corporation, Hendricks County,
Indiana, First Mortgage Bonds, Ad Valorem Property Tax Series 2023
:
500 5.000%, 7/15/26 No Opt. Call 528,246
500 5.000%, 7/15/27 No Opt. Call 539,633
500 5.000%, 1/15/28 No Opt. Call 545,518
1,400 Crown Point Multi-School Building Corporation, Indiana, First Mortgage
Bonds, Crown Point Community School Corporation, Series 2021, 5.000%,
1/15/26
No Opt. Call 1,463,965
1,500 Franklin, Indiana, Economic Development Revenue Bonds, Otterbein
Homes Obligated Group, Series 2019B, 5.000%, 7/01/24
No Opt. Call 1,506,512
700 Indiana Finance Authority, Hospital Revenue Bonds, Marion General
Hospital Project, Series 2021A, 5.000%, 7/01/26
No Opt. Call 717,374
400 Mount Vernon of Hancock County Multi-School Building Corporation,
Indiana, First Mortgage Bonds, Series 2022, 5.000%, 1/15/27
No Opt. Call 426,557
1,000 Mount Vernon, Indiana, Environmental Improvement Revenue Bonds,
Southern Indiana Gas and Electric Company Project, Series 2015, 4.250%,
9/01/55, (AMT), (Mandatory Put 9/01/28)
No Opt. Call 1,027,821
Total Indiana 6,755,626
Iowa - 1.4%
Iowa Finance Authority Senior Living Facilities Revenue Bonds, Sunrise
Retirement Community Project, Refunding Series 2021
:
335 4.000%, 9/01/24 No Opt. Call 330,444
115 4.000%, 9/01/25 No Opt. Call 111,109

Nuveen Short Term Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Iowa (continued)
$ 7,000 Iowa Finance Authority, Solid Waste Facility Revenue Bonds, Gevo NW
Iowa RNG, LLC Renewable Natural Gas Project, Green Series 2021,
1.500%, 1/01/42, (Mandatory Put 4/01/24)
1/24 at 100.00 $ 6,950,654
Total Iowa 7,392,207
Kansas - 0.2%
1,055 Wyandotte County-Kansas City Unified Government, Kansas, Utility
System Revenue Bonds, Improvement Series 2016A, 5.000%, 9/01/26
9/25 at 100.00 1,085,649
Total Kansas 1,085,649
Kentucky - 1.7%
525 Kentucky State Property and Buildings Commission, Revenue Bonds,
Project 128, Series 2023A, 5.000%, 11/01/27
No Opt. Call 570,162
3,785 Public Energy Authority of Kentucky, Gas Supply Revenue Bonds, Series
2018B, 4.000%, 1/01/49, (Mandatory Put 1/01/25)
10/24 at 100.24 3,786,203
3,500 Public Energy Authority of Kentucky, Gas Supply Revenue Bonds, Series
2019C-1, 4.000%, 2/01/50, (Mandatory Put 2/01/28)
11/27 at 100.47 3,510,850
1,000 Trimble County, Kentucky, Environmental Facilities Revenue Bonds,
Kentucky Utilities Company Project Series 2023A, 4.700%, 6/01/54, (AMT),
(Mandatory Put 6/01/27)
3/27 at 100.00 1,015,685
Total Kentucky 8,882,900
Louisiana - 2.7%
Louisiana Local Government Environmental Facilities and Community
Development Authority, Louisiana, Insurance Assessment Revenue Bonds,
Louisiana Insurance Guaranty Association Project, Series 2022B
:
3,250 5.000%, 8/15/25 No Opt. Call 3,353,503
3,250 5.000%, 8/15/26 No Opt. Call 3,406,979
3,000 Louisiana Public Facilities Authority, Louisiana, Revenue Bonds, Ochsner
Clinic Foundation Project, Series 2020B, 5.000%, 5/15/50, (Mandatory Put
5/15/25)
11/24 at 102.04 3,060,047
1,970 Saint John the Baptist Parish, Louisiana, Revenue Bonds, Marathon
Oil Corporation Project, Refunding Series 2017A-1, 4.050%, 6/01/37,
(Mandatory Put 7/01/26)
No Opt. Call 1,949,297
2,500 Saint John the Baptist Parish, Louisiana, Revenue Bonds, Marathon
Oil Corporation Project, Refunding Series 2017B-1, 2.125%, 6/01/37,
(Mandatory Put 7/01/24)
No Opt. Call 2,465,431
Total Louisiana 14,235,257
Massachusetts - 2.1%
210 Massachusetts Development Finance Agency, Revenue Bonds, Williams
College, Series 2011N, 0.450%, 7/01/41, (Mandatory Put 7/01/25)
1/25 at 100.00 198,505
880 Massachusetts Educational Financing Authority, Education Loan Revenue
Bonds, Issue L, Senior Series 2020B, 5.000%, 7/01/25, (AMT)
No Opt. Call 900,219
1,850 Massachusetts Educational Financing Authority, Education Loan Revenue
Bonds, Issue M Senior Series 2022B, 5.000%, 7/01/25, (AMT)
No Opt. Call 1,892,506
1,950 Massachusetts Educational Financing Authority, Education Loan Revenue
Bonds, Issue M, Senior Series 2021B, 5.000%, 7/01/27, (AMT)
No Opt. Call 2,036,366
1,075 Massachusetts Educational Financing Authority, Education Loan Revenue
Bonds, Issue M, Taxable Senior Series 2021B, 5.000%, 7/01/25, (AMT)
No Opt. Call 1,099,699
5,000 Massachusetts Port Authority, Revenue Bonds, Series 2019A, 5.000%,
7/01/26, (AMT)
No Opt. Call 5,207,375
Total Massachusetts 11,334,670

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Michigan - 0.2%
$ 1,105 Michigan Finance Authority, State Aid Revenue Notes, Series 2023A-2,
5.000%, 8/20/24
No Opt. Call $ 1,116,543
Total Michigan 1,116,543
Minnesota - 5.1%
515 Alexandria Independent School District 206, Douglas County, Minnesota,
General Obligation Bonds, Series 2021A, 3.000%, 2/01/26
No Opt. Call 514,496
145 Apple Valley, Minnesota Senior Housing Revenue Bonds, PHS Apple
Valley Senior Housing, Inc. ? Orchard Path Phase II Project, Series 2021,
4.000%, 9/01/25
No Opt. Call 144,878
690 Becker Independent School District 726, Minnesota, General Obligation
Bonds, School Building Series 2022A, 0.000%, 2/01/26
No Opt. Call 638,111
1,000 Columbia Heights, Minnesota, Multifamily Revenue Housing Bonds, 42nd
& Central Apartments Project, Series 2022A, 2.700%, 7/01/25, (Mandatory
Put 7/01/24)
1/24 at 100.00 992,140
150 Duluth Independent School District 709, Minnesota, Certificates of
Participation, Refunding Series 2021B, 3.000%, 3/01/24
No Opt. Call 149,724
1,130 Forest Lake, Minnesota, Charter School Lease Revenue Bonds, Lakes
International Language Academy, Series 2019A, 4.375%, 8/01/29
8/27 at 102.00 1,107,244
500 Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Yinghua
Academy Project, Series 2013A, 6.000%, 7/01/33
1/24 at 100.00 500,317
595 Minneapolis, Minnesota, Health Care System Revenue Bonds, Allina
Health System, Series 2023A, 5.000%, 11/15/52, (Mandatory Put
11/15/28)
5/28 at 100.91 646,051
1,315 Minneapolis-Saint Paul Housing and Redevelopment Authority,
Minnesota, Health Care System Revenue Bonds, Allina Health System,
Refunding Series 2017A, 5.000%, 11/15/25
No Opt. Call 1,364,611
1,530 Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota,
Airport Revenue Bonds, Refunding Senior Lien Series 2016A, 5.000%,
1/01/26
No Opt. Call 1,599,617
2,000 Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota,
Airport Revenue Bonds, Refunding Subordinate Lien Series 2019B,
5.000%, 1/01/26, (AMT)
No Opt. Call 2,062,260
1,035 Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota,
Airport Revenue Bonds, Subordinate Lien Series 2022B, 5.000%, 1/01/25,
(AMT)
No Opt. Call 1,050,681
185 Minnesota Housing Finance Agency, Residential Housing Finance Bonds,
Series 2020A, 1.450%, 7/01/24, (AMT)
No Opt. Call 181,894
5,000 Minnesota Municipal Gas Agency, Commodity Supply Revenue Bonds,
Series 2022A, 4.000%, 12/01/52, (Mandatory Put 12/01/27)
9/27 at 100.37 5,033,089
1,175 Minnesota State, General Obligation Bonds, Various Purpose Series
2020A, 5.000%, 8/01/25
No Opt. Call 1,218,040
310 Montrose, Minnesota, General Obligation Bonds, Series 2021A, 2.000%,
2/01/25
No Opt. Call 304,959
750 Moorhead, Minnesota, General Obligation Bonds, Improvement Series
2022A, 5.000%, 2/01/26
No Opt. Call 784,019
500 Mounds View, Minnesota, Multifamily Housing Revenue Bonds, Sherman
Forbes Project Series 2023A, 4.050%, 11/01/26, (Mandatory Put 11/01/24)
5/24 at 100.00 500,266
250 Mountain Lake, Minnesota, General Obligation Bonds, Series 2021A,
2.000%, 12/15/25
No Opt. Call 244,012

Nuveen Short Term Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Minnesota (continued)
New London Economic Development Authority, Minnesota, Lease
Revenue Bonds, SWWC Service Cooperative Lease With Option to
Purchase Project, Public Series 2023
:
$ 405 5.000%, 2/01/25 No Opt. Call $ 409,343
425 5.000%, 2/01/26 No Opt. Call 433,549
500 Northern Municipal Power Agency, Minnesota, Electric System Revenue
Bonds, Series 2016, 5.000%, 1/01/26
No Opt. Call 519,290
1,895 Saint Cloud, Minnesota, Health Care Revenue Bonds, CentraCare Health
System, Series 2016A, 5.000%, 5/01/27
5/26 at 100.00 1,979,719
265 Saint Paul Housing & Redevelopment Authority, Minnesota, Charter
School Lease Revenue Bonds, Nova Classical Academy, Refunding Series
2021A, 2.000%, 9/01/26
9/24 at 102.00 246,788
175 Saint Paul Housing and Redevelopment Authority, Minnesota, Health Care
Revenue Bonds, Fairview Health Services, Series 2017A, 5.000%, 11/15/27
No Opt. Call 185,390
1,000 Saint Paul Housing and Redevelopment Authority, Minnesota, Multifamily
Housing Revenue Bonds, Dale Street Project, Series 2023, 3.500%,
12/01/25, (Mandatory Put 6/01/24)
1/24 at 100.00 997,573
320 Sartell, Minnesota, Health Care and Housing Facilities Revenue Bonds,
Country Manor Campus LLC Project, Series 2022A, 3.500%, 9/01/24
No Opt. Call 317,269
Shakopee Independent School District 720, Scott County, Minnesota,
Certificates of Participation, Series 2021B
:
550 4.000%, 2/01/25 No Opt. Call 554,435
300 4.000%, 2/01/26 No Opt. Call 304,913
1,225 Southern Minnesota Municipal Power Agency, Power Supply System
Revenue Bonds, Series 1994A, 0.010%, 1/01/26 - NPFG Insured
No Opt. Call 1,142,359
Wayzata, Minnesota Senior Housing Revenue Bonds, Folkestone Senior
Living Community, Refunding Series 2019
:
400 3.000%, 8/01/24 No Opt. Call 397,707
400 3.000%, 8/01/25 8/24 at 102.00 393,575
Total Minnesota 26,918,319
Mississippi - 0.2%
1,000 Warren County, Mississippi, Environmental Improvement Revenue Bonds,
International Paper Company Project, Refunding Series 2020B, 1.600%,
8/01/27, (AMT), (Mandatory Put 6/16/25)
No Opt. Call 962,630
Total Mississippi 962,630
Missouri - 2.0%
1,000 Kansas City Planned Industrial Expansion Authority, Missouri, Multifamily
Housing Revenue Bonds, The Depot on Old Santa Fe Series 2023,
5.000%, 7/01/45, (Mandatory Put 7/01/27)
1/27 at 100.00 1,048,421
100 Missouri Environmental Improvement and Energy Resources Authority,
Revenue Bonds, Union Electric Company Project, Refunding Series
1998A, 2.900%, 9/01/33
7/27 at 102.00 95,124
1,000 Missouri Environmental Improvement and Energy Resources Authority,
Revenue Bonds, Union Electric Company Project, Series 1998B, 2.900%,
9/01/33
7/27 at 102.00 951,241
250 Missouri Health and Educational Facilities Authority, Revenue Bonds, Lake
Regional Health System, Series 2021, 5.000%, 2/15/26
No Opt. Call 254,911
260 Missouri Health and Educational Facilities Authority, Revenue Bonds,
Lutheran Senior Services Projects, Series 2016B, 5.000%, 2/01/25
No Opt. Call 260,503

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Missouri (continued)
$ 500 Missouri Joint Municipal Electric Utility Commission, Power Supply System
Revenue Bonds, Gree Bonds, MoPEP Facilities, Series 2022, 5.000%,
12/01/26
No Opt. Call $ 531,221
Saint Louis County Industrial Development Authority, Missouri,
Health Facilities Revenue Bonds, Ranken-Jordan Project, Refunding &
Improvement Series 2016
:
725 5.000%, 11/15/24 No Opt. Call 723,379
630 5.000%, 11/15/26 11/25 at 100.00 636,899
Saint Louis, Missouri, Airport Revenue Bonds, Lambert-St. Louis
International Airport, Refunding Series 2022
:
500 5.000%, 7/01/24, (AMT) No Opt. Call 503,098
1,120 5.000%, 7/01/25, (AMT) No Opt. Call 1,141,961
1,170 5.000%, 7/01/26, (AMT) No Opt. Call 1,214,825
Springfield, Missouri, Special Obligation Bonds, Refunding Series 2017B
:
1,710 5.000%, 7/01/24, (AMT) No Opt. Call 1,723,103
1,630 5.000%, 7/01/26, (AMT) No Opt. Call 1,700,787
Total Missouri 10,785,473
Nebraska - 1.5%
175 Douglas County Hospital Authority 2, Nebraska, Health Facilities Revenue
Bonds, Children's Hospital Obligated Group, Refunding Series 2020A,
5.000%, 11/15/25
No Opt. Call 180,892
3,635 Douglas County Hospital Authority 2, Nebraska, Health Facilities Revenue
Bonds, Children's Hospital Obligated Group, Series 2020B, 5.000%,
11/15/53, (Mandatory Put 11/15/25)
8/25 at 100.00 3,726,421
2,710 Metropolitan Utilities District of Omaha, Nebraska, Gas System Revenue
Bonds, Series 2023, 5.000%, 12/01/26
No Opt. Call 2,904,360
1,110 Sarpy County School District 037 Gretna Public Schools, Nebraska,
General Obligation Bonds, Series 2022B, 5.000%, 12/15/27
12/25 at 100.00 1,155,369
Total Nebraska 7,967,042
Nevada - 0.4%
1,305 Clark County School District, Nevada, General Obligation Bonds, Limited
Tax Building Series 2018B, 5.000%, 6/15/27 - AGM Insured
No Opt. Call 1,408,500
360 Las Vegas, Nevada, Local Improvement Bonds, Special Improvement
District 816 Summerlin Village 22, Series 2021, 2.000%, 6/01/25
No Opt. Call 346,697
500 Nevada Housing Division, Multi-Unit Housing Revenue Bonds, Wood
Creek Apartments Project, Series 2022, 5.000%, 12/01/25, (Mandatory Put
12/01/24)
12/24 at 100.00 505,832
Total Nevada 2,261,029
New Jersey - 2.8%
1,155 Cherry Hill Township School District, Camden County, New Jersey,
General Obligation Bonds, Series 2022, 3.000%, 8/01/25
No Opt. Call 1,155,449
1,000 New Jersey Economic Development Authority, School Facilities
Construction Bonds, Refunding Series 2023RRR, 5.000%, 3/01/25
No Opt. Call 1,023,920
New Jersey Higher Education Student Assistance Authority, Student Loan
Revenue Bonds, Refunding Senior Series 2022A
:
500 5.000%, 12/01/24, (AMT) No Opt. Call 506,056
600 5.000%, 12/01/25, (AMT) No Opt. Call 616,940
1,275 New Jersey Higher Education Student Assistance Authority, Student Loan
Revenue Bonds, Refunding Series 2023A, 5.000%, 12/01/26, (AMT)
No Opt. Call 1,327,372

Nuveen Short Term Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
New Jersey (continued)
$ 2,095 New Jersey State, General Obligation Bonds, Covid-19 Emergency Series
2020A, 5.000%, 6/01/25
No Opt. Call $ 2,161,933
5,000 New Jersey Transportation Trust Fund Authority, Federal Highway
Reimbursement Revenue Notes, Series 2018A, 5.000%, 6/15/24
No Opt. Call 5,040,189
2,500 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2021A, 5.000%, 6/15/26
No Opt. Call 2,635,560
500 Salem County Pollution Control Financing Authority, New Jersey, Pollution
Control Revenue Bonds, Philadelphia Electric Company Project Series
1993A, 4.450%, 3/01/25, (AMT)
No Opt. Call 500,927
Total New Jersey 14,968,346
New Mexico - 1.7%
5,440 Farmington, New Mexico, Pollution Control Revenue Bonds, Public Service
Company of New Mexico San Juan Project, Refunding Series 2010E,
1.150%, 6/01/40, (Mandatory Put 6/01/24)
No Opt. Call 5,364,873
3,510 New Mexico Hospital Equipment Loan Council, Hospital Revenue
Bonds, Presbyterian Healthcare Services, Series 2019B, 5.000%, 8/01/49,
(Mandatory Put 8/01/25)
5/25 at 100.87 3,605,622
Total New Mexico 8,970,495
New York - 5.2%
600 Monroe County Industrial Development Corporation, New York, Revenue
Bonds, Rochester Regional Health Project, Series 2020A, 5.000%,
12/01/24
No Opt. Call 606,622
2,615 New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal 2021 Subseries F-1, 5.000%, 11/01/27
No Opt. Call 2,863,928
4,060 New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal 2022 Subseries A-1, 5.000%, 11/01/27
No Opt. Call 4,446,481
New York City, New York, General Obligation Bonds, Fiscal 2023 Series 1
:
1,285 5.000%, 8/01/25 No Opt. Call 1,332,070
1,875 5.000%, 8/01/26 No Opt. Call 1,990,764
3,000 New York State Environmental Facilities Corporation, State Clean Water
and Drinking Water Revolving Funds Revenue Bonds, New York City
Municipal Water Finance Authority Projects-Second Resolution Bonds,
Subordinated SRF Series 2022A, 5.000%, 6/15/25
No Opt. Call 3,103,157
1,000 New York State Power Authority, Green Transmission Project Revenue
Bonds, Green Series 2023A, 5.000%, 11/15/27 - AGM Insured
No Opt. Call 1,092,764
2,895 Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
Two Hundred Forty Second Series 2023, 5.000%, 12/01/26, (AMT)
No Opt. Call 3,043,415
1,230 Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
Two Hundred Twenty-Six Series 2021, 5.000%, 10/15/25, (AMT)
No Opt. Call 1,270,110
7,500 Triborough Bridge and Tunnel Authority, New York, Payroll Mobility Tax
Bonds, MTA Bridges and Tunnels, Refunding Senior Lien Green Climate
Bond Certified Series 2023A, 5.000%, 11/15/24
No Opt. Call 7,642,663
Total New York 27,391,974
North Carolina - 3.4%
14,075 North Carolina Medical Care Commission, Hospital Revenue Bonds,
CaroMont Health A/K/A Gaston Health, Series 2021A, 5.000%, 2/01/51,
(Mandatory Put 2/01/26)
2/26 at 100.00 14,620,812
North Carolina Turnpike Authority, Triangle Expressway System Revenue
Bonds, Refunding Senior Lien Series 2017
:
1,350 5.000%, 1/01/26 - AGM Insured No Opt. Call 1,404,211

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
North Carolina (continued)
$ 1,700 5.000%, 1/01/27 - AGM Insured No Opt. Call $ 1,807,800
Total North Carolina 17,832,823
North Dakota - 0.4%
895 Cass County Joint Water Reserve District, North Dakota, Temporary
Improvement  Special Assessment Bonds, Refunding Series 2021A,
0.480%, 5/01/24
1/24 at 100.00 879,363
260 City of Horace, North Dakota, Temporary Refunding Improvement Bonds,
Series 2022A, 3.250%, 8/01/24
1/24 at 100.00 260,056
215 Grand Forks, North Dakota, Health Care System Revenue Bonds, Altru
Health System Obligated Group, Series 2021, 5.000%, 12/01/25
No Opt. Call 218,202
750 West Fargo, North Dakota, General Obligation Bonds, Refunding
Improvement Series 2020A, 2.000%, 5/01/24
No Opt. Call 745,691
Total North Dakota 2,103,312
Ohio - 1.8%
Akron, Bath and Copley Joint Township Hospital District, Ohio, Hospital
Revenue Bonds, Children's Hospital Medical Center, Refunding Series
2022A
:
1,240 5.000%, 11/15/24 No Opt. Call 1,259,523
1,440 5.000%, 11/15/25 No Opt. Call 1,489,809
1,000 City of Cleveland, Ohio, Airport System Revenue Bonds, Series 2018,
5.000%, 1/01/27, (AMT)
No Opt. Call 1,047,269
250 Cleveland-Cuyahoga County Port Authority, Ohio, Cultural Facility
Revenue Bonds, The Cleveland Museum of Natural History Project, Series
2021, 5.000%, 7/01/26
No Opt. Call 262,513
1,165 Jefferson County Port Authority, Ohio, Economic Development Revenue
Bonds, JSW Steel USA Ohio, Inc. Project, Series 2023, 5.000%, 12/01/53,
(AMT), (Mandatory Put 12/01/28), 144A
9/28 at 100.00 1,176,981
2,425 Kent State University, Ohio, General Receipts Bonds, Series 2016, 5.000%,
5/01/26
No Opt. Call 2,542,395
1,710 Ohio Air Quality Development Authority, Ohio, Revenue Bonds, American
Electric Power Company Project, Refunding Series 2005A, 2.100%,
1/01/29, (AMT), (Mandatory Put 10/01/24)
No Opt. Call 1,669,515
360 Ohio State, Hospital Revenue Bonds, University Hospitals Health System,
Inc., Variable Rate Series 2020B, 5.000%, 1/15/50, (Mandatory Put
1/15/25)
1/25 at 100.00 366,093
Total Ohio 9,814,098
Oklahoma - 1.9%
3,530 Canadian County Independent School District 69, Mustang, Oklahoma,
General Obligation Bond, Combined Purpose Series 2023, 4.000%,
6/01/25
No Opt. Call 3,580,982
5,000 Cleveland County Educational Facilities Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Norman Public Schools Project, Series
2019., 5.000%, 6/01/24
No Opt. Call 5,038,128
1,425 Cleveland County Educational Facilities Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Norman Public Schools Project, Series
2023C, 5.000%, 6/01/28
No Opt. Call 1,552,468
Total Oklahoma 10,171,578
Oregon - 1.7%
450 Oregon Facilities Authority, Revenue Bonds, Samaritan Health Services
Project, Refunding Series 2020A, 5.000%, 10/01/24
No Opt. Call 455,052

Nuveen Short Term Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Oregon (continued)
$ 300 Oregon Facilities Authority, Revenue Bonds, Samaritan Health Services,
Refunding Series 2016A, 5.000%, 10/01/25
No Opt. Call $ 306,864
1,000 Salem-Keizer School District 24J, Marion and Polk Counties, Oregon,
General Obligation Bonds, Series 2009B, 0.000%, 6/15/27
No Opt. Call 902,921
6,730 Washington Multnomah & Yamhill Counties School District 1J Hillsboro,
Oregon, General Obligation Bonds, Series 2017, 5.000%, 6/15/26
No Opt. Call 7,117,041
Total Oregon 8,781,878
Pennsylvania - 1.2%
1,600 Allegheny County Airport Authority, Pennsylvania, Airport Revenue Bonds,
Pittsburgh International Airport, Series 2021A, 5.000%, 1/01/26, (AMT)
No Opt. Call 1,646,690
305 Pennsylvania Economic Development Financing Authority, Solid Waste
Disposal Revenue Bonds, Waste Management Inc., Project, Series 2011,
2.150%, 7/01/41, (AMT), (Mandatory Put 7/01/24)
No Opt. Call 302,015
Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series
2022B
:
425 5.000%, 12/01/24 No Opt. Call 432,947
525 5.000%, 12/01/25 No Opt. Call 547,742
2,000 Philadelphia, Pennsylvania, Airport Revenue Bonds, Refunding Series
2017B, 5.000%, 7/01/25, (AMT)
No Opt. Call 2,045,072
1,365 University of Pittsburgh of the Commonwealth System of Higher
Education, Pennsylvania, Pitt Asset Notes, Series 2023, 5.000%, 2/15/29
1/29 at 100.00 1,533,039
Total Pennsylvania 6,507,505
Puerto Rico - 1.5%
1,425 (c) Puerto Rico Industrial, Tourist, Educational, Medical and Environmental
Control Facilities Financing Authority, Hospital Revenue Bonds, Hospital
de la Concepcion, Series 2017A, 3.550%, 11/15/30, (Pre-refunded
11/15/26)
11/26 at 100.00 1,447,062
6,514 Puerto Rico, General Obligation Bonds, Restructured Series 2022A-1,
5.375%, 7/01/25
No Opt. Call 6,660,721
Total Puerto Rico 8,107,783
South Carolina - 1.0%
5,450 Patriots Energy Group Financing Agency, South Carolina, Gas Supply
Revenue Bonds, Series 2018A, 4.000%, 10/01/48, (Pre-refunded 2/01/24),
(Mandatory Put 2/01/24)
2/24 at 100.00 5,452,818
Total South Carolina 5,452,818
South Dakota - 0.1%
700 Minnehaha County, South Dakota, Certificates of Participation, Limited Tax
Series 2023A, 5.000%, 12/01/24
No Opt. Call 712,771
Total South Dakota 712,771
Tennessee - 2.8%
100 Chattanooga Health, Educational and Housing Facility Board, Tennessee,
Revenue Bonds, CommonSpirit Health, Series 2019A-1, 5.000%, 8/01/28
No Opt. Call 107,917
1,000 Metropolitan Government of Nashville and Davidson County Sports
Authority, Tennessee, Revenue Bonds, Stadium Project, Subordinate
Senior Series 2023A, 5.000%, 7/01/28 - AGM Insured
No Opt. Call 1,102,348
255 Metropolitan Nashville Airport Authority, Tennessee, Airport Improvement
Revenue Bonds, Series 2022B, 5.000%, 7/01/26, (AMT)
No Opt. Call 265,390
885 Metropolitan Nashville Airport Authority, Tennessee, Airport Revenue
Bonds, Improvement Series 2015B, 5.000%, 7/01/26, (AMT)
7/25 at 100.00 903,577

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tennessee (continued)
$ 9,000 Tennessee State, General Obligation Bonds, Series 2023A, 5.000%,
5/01/25
No Opt. Call $ 9,271,180
3,000 The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds,
Series 2006A, 5.250%, 9/01/24
No Opt. Call 3,022,965
Total Tennessee 14,673,377
Texas - 11.6%
Austin, Texas, Airport System Revenue Bonds, Series 2019B
:
1,000 5.000%, 11/15/25, (AMT) No Opt. Call 1,025,979
1,250 5.000%, 11/15/27, (AMT) No Opt. Call 1,334,976
Bexar County Hospital District, Texas, Certificates of Obligation, Series
2023
:
600 5.000%, 2/15/25 No Opt. Call 613,847
625 5.000%, 2/15/26 No Opt. Call 654,489
400 5.000%, 2/15/27 No Opt. Call 428,821
Brazos Higher Education Authority Inc., Texas, Student Loan Program
Revenue Bonds, Senior Series 2020-1A
:
775 5.000%, 4/01/24, (AMT) No Opt. Call 777,051
500 5.000%, 4/01/25, (AMT) No Opt. Call 508,182
5,890 (c) Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien,
Series 2015A, 5.000%, 1/01/45, (Pre-refunded 7/01/25)
7/25 at 100.00 6,074,872
555 Chapel Hill Independent School District, Smith County, Texas, General
Obligation Bonds, School Building Series 2023, 5.000%, 2/15/26
No Opt. Call 580,252
1,065 Comal Independent School District, Comal, Bexar, Guadalupe, Hays, and
Kendall Counties, Texas, General Obligation Bonds, Series 2022, 5.000%,
2/01/26
No Opt. Call 1,115,729
1,450 Dickinson Independent School District, Galveston County, Texas, General
Obligation Bonds, Refunding Series 2023A, 5.000%, 2/15/27
No Opt. Call 1,558,084
1,805 Fort Worth Independent School District, Tarrant County, Texas, General
Obligation Bonds, Refunding Series 2019B, 5.000%, 2/15/25
No Opt. Call 1,847,057
1,900 Frisco Independent School District, Collin and Denton Counties, Texas,
General Obligation Bonds, Refunding & School Building Series 2002,
0.000%, 8/15/24
No Opt. Call 1,865,519
2,045 Harris County Cultural Education Facilities Finance Corporation, Texas,
Hospital Revenue Bonds, Memorial Hermann Health System, Series
2019A, 5.000%, 12/01/25
No Opt. Call 2,117,318
6,920 Harris County Cultural Education Facilities Finance Corporation, Texas,
Hospital Revenue Bonds, Memorial Hermann Health System, Series
2019B-2, 5.000%, 7/01/49, (Mandatory Put 12/01/24)
9/24 at 100.84 7,022,492
5,675 Harris County Cultural Education Facilities Finance Corporation, Texas,
Hospital Revenue Bonds, Memorial Hermann Health System, Series
2019B-3, 5.000%, 7/01/49, (Mandatory Put 12/01/26)
9/26 at 100.78 5,969,167
1,685 Harris County Cultural Education Facilities Finance Corporation, Texas,
Hospital Revenue Bonds, Texas Childrens Hospital, Series 2019B, 5.000%,
10/01/41, (Mandatory Put 10/01/24)
No Opt. Call 1,704,539
3,630 Houston, Texas, Airport System Revenue Bonds, Refunding & Subordinate
Lien Series 2018C, 5.000%, 7/01/26, (AMT)
No Opt. Call 3,777,901
850 Hunt Memorial Hospital District, Hunt County, Texas, General Obligation
Bonds, Refunding & Improvement Series 2020, 5.000%, 2/15/26
No Opt. Call 878,566
1,635 Lake Dallas Independent School District, Denton County, Texas, General
Obligation Bonds, School Building Series 2001, 0.000%, 8/15/24
No Opt. Call 1,605,621

Nuveen Short Term Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Texas (continued)
$ 400 Lake Houston Redevelopment Authority, Texas, Tax Increment Contract
Revenue Bonds, Series 2021, 5.000%, 9/01/25
No Opt. Call $ 404,244
740 Love Field Airport Modernization Corporation, Texas, General Airport
Revenue Bonds, Series 2017, 5.000%, 11/01/24, (AMT)
No Opt. Call 748,357
3,435 Lubbock, Texas, General Obligation Bonds, Tax & Waterworks System
Surplus Revenue Certificates of Obligation, Series 2015, 5.000%, 2/15/25
No Opt. Call 3,517,709
1,200 McKinney Independent School District, Collin County, Texas, General
Obligation Bonds, Refunding & School Building Series 2021, 5.000%,
2/15/27
No Opt. Call 1,292,067
2,235 Midlothian Independent School District, Ellis County, Texas, General
Obligation Bonds, School Building Series 2020, 5.000%, 2/15/26
No Opt. Call 2,341,865
1,785 North Texas Tollway Authority, System Revenue Bonds, Refunding First
Tier Series 2023A, 5.000%, 1/01/27
No Opt. Call 1,914,134
315 Port Beaumont Navigation District, Jefferson County, Texas, Dock and
Wharf Facility Revenue Bonds, Jefferson Gulf Coast Energy Project, Series
2021A, 1.875%, 1/01/26, (AMT), 144A
1/24 at 103.00 294,212
555 Tarrant County Cultural Education Facilities Finance Corporation, Texas,
Hospital Revenue Bonds, Scott & White Healthcare Project, Series 2022E,
5.000%, 11/15/52, (Mandatory Put 5/15/26)
11/25 at 100.60 576,639
3,400 Texas Municipal Gas Acquisition and Supply Corporation III, Gas Supply
Revenue Bonds, Refunding Series 2021, 5.000%, 12/15/24
No Opt. Call 3,433,366
Texas Water Development Board, State Water Implementation Revenue
Fund Bonds, Master Trust Series 2022
:
500 5.000%, 4/15/24 No Opt. Call 502,959
1,885 5.000%, 10/15/24 No Opt. Call 1,917,055
465 Wise County, Texas, Lease Revenue Bonds, Parker County Junior College
District, Refunding Series 2021, 5.000%, 8/15/24
No Opt. Call 469,513
2,850 (c) Ysleta Independent School District, El Paso County, Texas, General
Obligation Bonds, Series 2016, 5.000%, 8/15/32, (Pre-refunded 8/15/25)
8/25 at 100.00 2,949,551
Total Texas 61,822,133
Utah - 0.6%
2,190 Salt Lake City, Utah, Airport Revenue Bonds, International Airport Series
2021A, 5.000%, 7/01/25, (AMT)
No Opt. Call 2,239,033
750 Salt Lake City, Utah, Airport Revenue Bonds, International Airport Series
2023A, 5.000%, 7/01/25, (AMT)
No Opt. Call 766,792
Total Utah 3,005,825
Virgin Islands - 0.5%
Matching Fund Special Purpose Securitization Corporation, Virgin Islands,
Revenue Bonds, Series 2022A
:
1,000 5.000%, 10/01/25 No Opt. Call 1,008,468
1,645 5.000%, 10/01/26 No Opt. Call 1,665,245
Total Virgin Islands 2,673,713
Virginia - 2.6%
3,160 Hampton Roads Transportation Accountability Commission, Virginia,
Revenue Bonds, Hampton Roads Transportation Fund, Intermediate Lien
Bond Anticipation Notes Series 2023A, 5.000%, 7/01/27
No Opt. Call 3,415,208
5,000 (c) Hampton Roads Transportation Accountability Commission, Virginia,
Revenue Bonds, Hampton Roads Transportation Fund, Senior Lien Bond
Anticipation Notes, Series 2021A, 5.000%, 7/01/26, (ETM)
No Opt. Call 5,262,587

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Virginia (continued)
$ 1,180 Southampton County Industrial Development Authority, Virginia, Revenue
Bonds, PRTA-Virginia One LLC Project, Environmental Improvement Series
2023, 4.875%, 11/01/53, (AMT), (Mandatory Put 12/12/24)
6/24 at 100.00 $ 1,182,972
3,000 Virginia Housing Development Authority, Commonwealth Mortgage
Bonds, Series 2023E-II, 3.900%, 7/01/55, (Mandatory Put 7/01/25)
9/24 at 100.00 3,008,555
690 Wise County Industrial Development Authority, Virginia, Solid Waste and
Sewage Disposal Revenue Bonds, Virginia Electric and Power Company,
Series 2010A, 1.200%, 11/01/40, (Mandatory Put 5/31/24)
No Opt. Call 679,320
Total Virginia 13,548,642
Washington - 2.4%
2,525 Port of Seattle, Washington, Revenue Bonds, Intermediate Lien Series
2015C, 5.000%, 4/01/26, (AMT)
10/24 at 100.00 2,552,122
2,000 Port of Seattle, Washington, Revenue Bonds, Intermediate Lien Series
2017C, 5.000%, 5/01/25, (AMT)
No Opt. Call 2,043,667
1,550 Port of Seattle, Washington, Revenue Bonds, Intermediate Lien Series
2018A, 5.000%, 5/01/27, (AMT)
No Opt. Call 1,637,748
5,275 Washington Health Care Facilities Authority, Revenue Bonds,
CommonSpirit Health, Series 2019B-3, 5.000%, 8/01/49, (Mandatory Put
8/01/26)
2/26 at 100.00 5,455,856
760 Washington Health Care Facilities Authority, Revenue Bonds, Providence
Saint Joseph Health, Series 2018B, 5.000%, 10/01/25
No Opt. Call 782,977
Total Washington 12,472,370
Wisconsin - 4.1%
625 Kenosha, Wisconsin, General Obligation Promissory Notes Series 2020A,
2.000%, 5/01/25
No Opt. Call 612,565
1,250 Kenosha, Wisconsin, General Obligation Promissory Notes Series 2021B,
1.000%, 10/01/25
No Opt. Call 1,188,679
Public Finance Authority of Wisconsin, Health Care Facilities Revenue
Bonds, Blue Ridge HealthCare, Refunding Series 2020A
:
200 5.000%, 1/01/24 No Opt. Call 200,000
400 5.000%, 1/01/26 No Opt. Call 413,077
300 Public Finance Authority of Wisconsin, Hospital Revenue Bonds, Carson
Valley Medical Center, Series 2021A, 3.000%, 12/01/26
No Opt. Call 280,126
325 Public Finance Authority of Wisconsin, Hospital Revenue Bonds, Renown
Regional Medical Center Project, Series 2020A, 5.000%, 6/01/26
No Opt. Call 336,397
1,375 Public Finance Authority of Wisconsin, Pollution Control Revenue Bonds,
Duke Energy Progress Project, Refunding Series 2022A-2, 3.300%,
10/01/46, (Mandatory Put 10/01/26)
No Opt. Call 1,376,332
600 Racine Unified School District, Racine County, Wisconsin, General
Obligation Bonds, Refunding Series 2021, 2.000%, 4/01/25
No Opt. Call 588,607
1,360 Wisconsin Health and Educational Facilities Authority, Revenue Bonds,
Mercy Alliance, Inc., Series 2012, 5.000%, 6/01/27
1/24 at 100.00 1,361,301
Wisconsin Health and Educational Facilities Authority, Revenue Bonds,
PHW Muskego, Inc. Project, Series 2021
:
435 5.000%, 10/01/25 No Opt. Call 436,263
455 5.000%, 10/01/26 No Opt. Call 456,468
2,550 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Advocate Aurora Health Credit Group, Series 2018A-4, 5.000%,
8/15/54, (Mandatory Put 1/29/25)
No Opt. Call 2,593,838
250 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Agnesian HealthCare, Inc., Series 2017, 5.000%, 7/01/26
No Opt. Call 261,591

Nuveen Short Term Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2023
(Unaudited)

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Wisconsin (continued)
$ 100 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Bellin Memorial Hospital, Inc., Series 2019A, 5.000%, 12/01/24
No Opt. Call $ 101,689
110 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Bellin Memorial Hospital, Inc., Series 2019B, 3.000%, 12/01/24
No Opt. Call 109,845
2,070 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Froedtert Health, Inc. Obligated Group, Series 2017A, 5.000%,
4/01/25
No Opt. Call 2,117,847
8,010 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Marshfield Clinic Health System, Inc., Series 2020B-1, 5.000%,
2/15/52, (Mandatory Put 2/15/25)
8/24 at 100.00 8,050,562
Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Oakwood Lutheran Senior Ministries, Series 2021
:
160 4.000%, 1/01/24 No Opt. Call 160,000
210 4.000%, 1/01/25 No Opt. Call 205,550
Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, PHM / New Richmond Senior Housing, Inc., Refunding Series
2021
:
220 1.950%, 7/01/24 No Opt. Call 216,511
460 2.250%, 7/01/26 No Opt. Call 426,198
350 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Saint John's Communities Inc., Refunding Series 2021B, 4.000%,
9/15/25
No Opt. Call 345,910
Total Wisconsin 21,839,356
Wyoming - 0.2%
Consolidated Wyoming Municipalities Electric Power System Joint Powers
Board, Wyoming, Electric Facilities Improvement Lease Revenue Bonds,
Gillette Electrical System Project, Refunding Series 2022
:
750 5.000%, 6/01/24 No Opt. Call 755,781
500 5.000%, 6/01/26 No Opt. Call 525,822
Total Wyoming 1,281,603
Total Municipal Bonds
(cost $523,157,913) 524,543,151
Shares Description (a) Value
X –
COMMON STOCKS - 0 .3 % X 1,773,267
Utilities - 0.3%
22,152 (d),(e) Energy Harbor Corp $ 1,773,267
Total Utilities 1,773,267
Total Common Stocks
(cost $751,144) 1,773,267
Total Long-Term Investments
(cost $523,909,057) 526,316,418
Other Assets & Liabilities, Net -  0.8% 4,350,485
Net Assets - 100% $ 530,666,903

Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 524,543,151 $ – $ 524,543,151
Common Stocks – 1,773,267 – 1,773,267
Total
$ – $ 526,316,418 $ – $ 526,316,418
(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(c) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(d) Energy Harbor Corp (ENGH) common stock received as part of the bankruptcy settlements during February 2020, for Ohio Air Quality
Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Project, Refunding Series 2006A, 0.000%, 12/01/23.
Various funds and accounts managed by Nuveen, including the Fund, collectively are a substantial minority holder of ENGH’s outstanding shares of common stock, and possess certain other rights with respect to the corporate governance of ENGH. Due to these facts, under the federal securities laws, the securities of ENGH held by Nuveen funds and accounts, including the Fund, cannot be sold except under limited conditions (which are not  currently satisfied). The Fund is therefore unable to sell such shares in ordinary secondary market transactions at this time. On March 6, 2023 Vistra Corp. (“Vistra”) announced that it has executed a definitive agreement with Energy Harbor Corp., pursuant to which Energy Harbor will merge with and into a newly-formed subsidiary of Vistra.  In connection with the transaction, Nuveen funds and accounts expect to receive a combination of cash and shares in a newly formed entity. Nuveen expects these shares to be issued in a private transaction and may have reduced secondary market liquidity.  The transaction is subject to certain regulatory approvals and there can be no assurance that the transaction will close.
(e) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax
ETM Escrowed to maturity